Schedule of Non-Vested Stock Options, Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of Options, Outstanding, Beginning of the Period	1,900,000	1,900,000
Weighted Average Exercise Price, Beginning of the Period	$ 0.20	$ 0.20
Number of Options, Granted in Period	4,630,000	0
Number of Options, Expired		0
Weighted Average Exercise Price, Options Expired		$ 0.00
Number of Options, End of the Period	6,530,000	1,900,000
Weighted Average Exercise Price, End of the Period	$ 0.13	$ 0.20
Non-Vested Stock Options [Member]
Number of Options, Outstanding, Beginning of the Period	350,000	900,000
Weighted Average Exercise Price, Beginning of the Period	$ 0.16	$ 0.15
Number of Options, Granted in Period	4,630,000	0
Weighted Average Grant Date Fair Value, Options Granted	$ 0.07	$ 0.000
Number of Options Vested	(1,893,333)	(550,000)
Weighted Average Grant Date Fair Value, Options Vested	$ 0.07	$ 0.14
Number of Options, End of the Period	3,086,667	350,000
Weighted Average Exercise Price, End of the Period	$ 0.070	$ 0.16